   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2000


                                                      REGISTRATION NO. 333-66895
                                                                       811-09101
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        / /

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                        POST-EFFECTIVE AMENDMENT NO. 10                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 11                             /X/

                        (Check appropriate box or boxes)

                            ------------------------

                          PRUDENTIAL TAX-MANAGED FUNDS
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices)(Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                         MARGUERITE E.H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.
             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):
                         / / immediately upon filing pursuant to paragraph (b)

                         /X/ on October 27, 2000 pursuant to paragraph (b)

                         / / 60 days after filing pursuant to paragraph (a)(1)
                         / / on (date) pursuant to paragraph (a)(1)
                         / / 75 days after filing pursuant to paragraph (a)(2)
                         / / on (date) pursuant to paragraph (a)(2) of rule 485. IF APPROPRIATE, CHECK THE FOLLOWING BOX:
                         /X/ this post-effective amendment designates a new
                            effective date for a previously filed post-effective
                             amendment.

    Title of Securities Being Registered...Shares of Beneficial Interest, $.001 par value per share.

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
    The Explanatory Note and Parts A, B and C of Form N-1A are hereby incorporated by reference to The Explanatory Note and Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A (File No. 333-66895) filed on December 30, 1999.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of September, 2000.


                                                       PRUDENTIAL TAX-MANAGED FUNDS

                                                       By               /s/ JOHN R. STRANGFELD
                                                            ----------------------------------------------
                                                                          John R. Strangfeld
                                                                               PRESIDENT

    Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                 /s/ GRACE C. TORRES                            Treasurer and Principal
  ------------------------------------------------               Financial and Accounting          September 28, 2000
                   Grace C. Torres                                       Officer

                 /s/ SAUL F. FENSTER
  ------------------------------------------------                      Trustee                    September 28, 2000
                   Saul F. Fenster

                 /s/ DELAYNE D. GOLD
  ------------------------------------------------                      Trustee                    September 28, 2000
                   Delayne D. Gold

                 /s/ ROBERT F. GUNIA
  ------------------------------------------------                      Trustee                    September 28, 2000
                   Robert F. Gunia

             /s/ DOUGLAS H. MCCORKINDALE
  ------------------------------------------------                      Trustee                    September 28, 2000
               Douglas H. McCorkindale

                /s/ W. SCOTT MCDONALD
  ------------------------------------------------                      Trustee                    September 28, 2000
                  W. Scott McDonald

                /s/ THOMAS T. MOONEY
  ------------------------------------------------                      Trustee                    September 28, 2000
                  Thomas T. Mooney

                 /s/ STEPHEN P. MUNN
  ------------------------------------------------                      Trustee                    September 28, 2000
                   Stephen P. Munn

              /s/ DAVID R. ODENATH, JR.
  ------------------------------------------------                      Trustee                    September 28, 2000
                David R. Odenath, Jr.

               /s/ RICHARD A. REDEKER
  ------------------------------------------------                      Trustee                    September 28, 2000
                 Richard A. Redeker

                 /s/ ROBIN B. SMITH
  ------------------------------------------------                      Trustee                    September 28, 2000
                   Robin B. Smith

               /s/ JOHN R. STRANGFELD
  ------------------------------------------------               President and Trustee             September 28, 2000
                 John R. Strangfeld

               /s/ LOUIS A. WEIL, III
  ------------------------------------------------                      Trustee                    September 28, 2000
                 Louis A. Weil, III

                /s/ CLAY T. WHITEHEAD
  ------------------------------------------------                      Trustee                    September 28, 2000
                  Clay T. Whitehead

                               INDEX TO EXHIBITS

       EXHIBIT
         NO.                                    DESCRIPTION
---------------------                           -----------
          (a)           (1) Agreement and Declaration of Trust. Incorporated by
                        reference to Exhibit (a)(1) to the Registration Statement on
                        Form N-1A (File No. 333-66895) filed on November 6, 1998.
                        (2) Certificate of Trust. Incorporated by reference to
                        Exhibit (a)(2) to the Registration Statement on Form N-1A
                        (File No. 333-66895) filed on November 6, 1998.
                        (3) First Amendment to Agreement and Declaration of Trust.
                        Incorporated by reference to Exhibit (a)(3) to Post-
                        Effective Amendment No. 2 to the Registration Statement on
                        Form N-1A (File No. 333-66895) filed on December 30, 1999.
                        (4) First Amendment to Certificate of Trust. Incorporated by
                        reference to Exhibit (a)(4) to Post-Effective Amendment No.
                        2 to the Registration Statement on Form N-1A (File No.
                        333-66895) filed on December 30, 1999.
          (b)           Amended By-Laws. Incorporated by reference to Exhibit (b) to
                        Post-Effective Amendment No. 1 to the Registration Statement
                        on Form N-1A (File No. 333-66895) filed on December 29,
                        1999.
          (c)           Instruments defining rights of shareholders. Incorporated by reference to Exhibit (c) to the Registration Statement on
                        Form N-1A (File No. 333-66895) filed on November 6, 1998.
          (d)           (1) Management Agreement between the Registrant and
                        Prudential Investments Fund Management LLC. Incorporated by
                        reference to Exhibit (d)(1) to Post-Effective Amendment
                        No. 1 to the Registration Statement on Form N-1A (File
                        No. 333-66895) filed on December 29, 1999.
                        (2) Amended and Restated Subadvisory Agreement between
                        Prudential Investments Fund Management LLC and The
                        Prudential Investment Corporation. Incorporated by reference to Exhibit (d)(2)to Post-Effective Amendment No. 1 to the
                        Registration Statement on Form N-1A (File No. 333-66895)
                        filed on December 29, 1999.
                        (3) Form of Management Agreement for Prudential Tax-Managed
                        Growth Fund. Incorporated by reference to Exhibit (d)(3) to
                        Post-Effective Amendment No. 2 to the Registration Statement
                        on Form N-1A (File No. 333-66895) filed on December 30,
                        1999.
                        (4) Form of Subadvisory Agreement for Prudential Tax-Managed
                        Growth Fund. Incorporated by reference to Exhibit (d)(4) to
                        Post-Effective Amendment No. 2 to the Registration Statement
                        on Form N-1A (File No. 333-66895) filed on December 30,
                        1999.
          (e)           (1) Distribution Agreement between the Registrant and
                        Prudential Investment Management Services LLC. Incorporated
                        by reference to Exhibit (e)(1) to Post-Effective Amendment
                        No. 1 to the Registration Statement on Form N-1A (File
                        No. 333-66895) filed on December 29, 1999.
                        (2) Form of Selected Dealer Agreement. Incorporated by
                        reference to Exhibit (e)(2) to the Registration Statement on
                        Form N-1A (File No. 333-66895) filed on November 6, 1998.
                        (3) Form of Distribution Agreement for Prudential
                        Tax-Managed Growth Fund. Incorporated by reference to
                        Exhibit (e)(3) to Post-Effective Amendment No. 2 to the
                        Registration Statement on Form N-1A (File No. 333-66895)
                        filed on December 30, 1999.
          (g)           (1) Custodian Contract between the Registrant and State
                        Street Bank and Trust Company. Incorporated by reference to
                        Exhibit (g) to the Registration Statement on Form N-1A (File
                        No. 333-66895) filed on November 6, 1998.
                        (2) Amendment to Custodian Contract. Incorporated by
                        reference to Exhibit (g)(2) to Post-Effective Amendment
                        No. 1 to the Registration Statement on Form N-1A (File
                        No. 333-66895) filed on December 29, 1999.
          (h)           (1) Transfer Agency and Service Agreement between the
                        Registrant and Prudential Mutual Fund Services LLC.
                        Incorporated by reference to Exhibit (h) to the Registration
                        Statement on Form N-1A (File No. 333-66895) filed on
                        November 6, 1998.
                        (2) Amendment to Transfer Agency Agreement. Incorporated by
                        reference to Exhibit (h)(2) to Post-Effective Amendment
                        No. 1 to the Registration Statement on Form N-1A (File
                        No. 333-66895) filed on December 29, 1999.
          (i)           (1) Opinion and Consent of Counsel. Incorporated by
                        reference to Exhibit (i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File
                        No. 333-66895) filed on December 24, 1998.
          (j)           Consent of Independent Accountants.*

       EXHIBIT
         NO.                                    DESCRIPTION
---------------------                           -----------
          (m)           (1) Distribution and Service Plan for Class A Shares.
                        Incorporated by reference to Exhibit (m)(1) to the
                        Registration Statement on Form N-1A (File No. 333-66895)
                        filed on November 6, 1998.
                        (2) Distribution and Service Plan for Class B Shares.
                        Incorporated by reference to Exhibit (m)(2) to the
                        Registration Statement on Form N-1A (File No. 333-66895)
                        filed on November 6, 1998.
                        (3) Distribution and Service Plan for Class C Shares.
                        Incorporated by reference to Exhibit (m)(3) to the
                        Registration Statement on Form N-1A (File No. 333-66895)
                        filed on November 6, 1998.
                        (4) Distribution and Service Plan for Class A Shares of
                        Prudential Tax-Managed Growth Fund. Incorporated by
                        reference to Exhibit (m)(4) to Post-Effective Amendment No.
                        2 to the Registration Statement on Form N-1A (File No.
                        333-66895) filed on December 30, 1999.
                        (5) Distribution and Service Plan for Class B Shares of
                        Prudential Tax-Managed Growth Fund. Incorporated by
                        reference to Exhibit (m)(5) to Post-Effective Amendment No.
                        2 to the Registration Statement on Form N-1A (File No.
                        333-66895) filed on December 30, 1999.
                        (6) Distribution and Service Plan for Class C Shares of
                        Prudential Tax-Managed Growth Fund. Incorporated by
                        reference to Exhibit (m)(6) to Post-Effective Amendment No.
                        2 to the Registration Statement on Form N-1A (File No.
                        333-66895) filed on December 30, 1999.
          (o)           Amended and Restated Rule 18f-3 Plan. Incorporated by
                        reference to Exhibit (o) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A
                        (File No. 333-66895) filed on December 30, 1999.
          (p)           Codes of Ethics.*

------------
  * To be filed by amendment.